Document and Entity Information	Dec. 05, 2025
Cover [Abstract]
Entity Registrant Name	AMERICAN SUPERCONDUCTOR CORP /DE/
Amendment Flag	false
Entity Central Index Key	0000880807
Document Type	8-K
Document Period End Date	Dec. 05, 2025
Entity Incorporation State Country Code	DE
Entity File Number	000-19672
Entity Tax Identification Number	04-2959321
Entity Address, Address Line One	114 East Main Street
Entity Address, City or Town	Ayer
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01432
City Area Code	(978)
Local Phone Number	842-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	AMSC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false